Right-of-Use Assets	12 Months Ended
Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-Use Assets
14.
Right-of-use assets

The carrying amounts of right-of-use assets are as below:

Buildings
RMB’million
Net book amount at January 1, 2023	398
Inception of new leases	114
Depreciation charge	(141)
Disposals	(4)
Net book amount at December 31, 2023	367
Inception of new leases	69
Depreciation charge	(118)
Disposals	(23)
Net book amount at December 31, 2024	295

The interest expense arising from lease liabilities (included in finance costs) and expenses related to short-term leases (included in cost of revenue and expenses) are as below:

	2022	2023	2024
	RMB’million	RMB’million	RMB’million
Interest expense (included in finance costs)	19	18	17
Expense relating to short-term leases (included in cost of revenues and expenses)	208	71	53

The total cash outflow in financing activities for leases in the years ended December 31, 2022, 2023 and 2024 was RMB151 million, RMB132 million and RMB152 million, respectively, including principal elements of lease payments of approximately RMB130 million, RMB116 million and RMB134 million, and related interest paid of approximately RMB21 million, RMB16 million and RMB18 million, respectively.

Accordingly, the total cash outflow for leases in the years ended December 31, 2022, 2023 and 2024 was RMB359 million, RMB204 million, RMB205 million, respectively.

The Group considered the leases as single transactions in which the asset and liability are integrally linked and no net temporary difference at inception. As at December 31, 2023 and 2024, net temporary difference arose on settlement of the liability and the amortization of the leased asset on which deferred tax was immaterial.

During the years ended December 31, 2022, 2023 and 2024, the leases of low value items were immaterial and there were no lease with variable lease payment.